Cover	12 Months Ended
Feb. 28, 2026
Document Information [Line Items]
Document Type	PRE 14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Albertsons Companies, Inc.
Entity Central Index Key	0001646972